SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2020

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 11.0%
Alphabet, Inc. (Class A)(a)	6,352	$7,380,706
Alphabet, Inc. (Class C)(a)	5,811	6,757,089
Baidu, Inc. (ADR) (China)(a)	45,289	4,564,678
Facebook, Inc. (Class A)(a)	37,186	6,202,625
Naspers, Ltd. (N Shares) (South Africa)	40,219	5,742,510
Prosus NV (Netherlands)(a)	35,064	2,442,141
		$33,089,749
SEMICONDUCTOR DEVICES — 5.7%
Analog Devices, Inc.	84,754	$7,598,196
Broadcom, Inc.	34,518	8,184,218
NXP Semiconductors NV (Netherlands)	17,998	1,492,574
		$17,274,988
CABLE & SATELLITE — 5.0%
Charter Communications, Inc. (Class A)(a)	15,037	$6,560,793
Comcast Corp. (Class A)	245,179	8,429,254
		$14,990,047
INDUSTRIAL DISTRIBUTION & RENTAL — 3.7%
Howmet Aerospace, Inc.	262,381	$4,213,839
LG Corp. (South Korea)	50,644	2,454,509
Raytheon Technologies Corp.	49,246	4,645,375
		$11,313,723
DIVERSIFIED BANKS — 3.4%
Bank of America Corp.	179,440	$3,809,511
Citigroup, Inc.	113,890	4,797,047
Royal Bank of Scotland Group plc (Britain)	1,237,130	1,734,866
		$10,341,424
CEMENT & AGGREGATES — 3.1%
HeidelbergCement AG (Germany)	70,500	$3,039,420
LafargeHolcim Ltd. (Switzerland)(a)	169,900	6,241,729
		$9,281,149
P&C INSURANCE — 2.2%
American International Group, Inc.	279,742	$6,783,743

INVESTMENT COMPANIES — 2.0%
Groupe Bruxelles Lambert SA (Belgium)	78,012	$6,162,141

ELECTRICAL COMPONENTS — 1.8%
TE Connectivity, Ltd. (Switzerland)	88,083	$5,547,467

INFRASTRUCTURE SOFTWARE — 1.8%
Microsoft Corp.	33,850	$5,338,484

E-COMMERCE DISCRETIONARY — 1.5%
Alibaba Group Holding Ltd. (ADR) (China)(a)	9,277	$1,804,191

	Shares	Fair Value
COMMON STOCKS - Continued
JD.com, Inc. (ADR) (China)(a)	70,706	2,863,593
		$4,667,784
BANKS — 1.5%
Wells Fargo & Co.	156,770	$4,499,299

MIDSTREAM - OIL & GAS — 1.4%
Kinder Morgan, Inc.	301,164	$4,192,203

INTERNET BASED SERVICES — 1.2%
Booking Holdings, Inc.(a)	2,712	$3,648,508

BASE METALS — 1.1%
Glencore plc (Switzerland)(a)	2,060,720	$3,168,811

APPLICATION SOFTWARE — 1.0%
Nexon Co. Ltd. (Japan)(a)	176,900	$2,903,776

INSURANCE BROKERS — 0.9%
Aon plc (Britain)	16,379	$2,703,190

RAILROAD ROLLING STOCK — 0.9%
Westinghouse Air Brake Technologies Corp.	56,141	$2,702,066

MEDICAL EQUIPMENT — 0.8%
Olympus Corp. (Japan)	167,200	$2,428,890

REAL ESTATE OWNERS & DEVELOPERS — 0.6%
Swire Pacific Ltd. (Class A) (Hong Kong)	288,632	$1,859,620

COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.6%
Samsung C&T Corp. (South Korea)	24,166	$1,778,678

AUTO PARTS — 0.6%
Toyota Industries Corp. (Japan)	35,900	$1,729,477

FOOD & DRUG STORES — 0.5%
Jardine Strategic Holdings, Ltd. (Hong Kong)	71,710	$1,591,962

APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.5%
Cie Financiere Richemont SA (Switzerland)	25,425	$1,401,611

TELECOM CARRIERS — 0.4%
SoftBank Group Corp. (Japan)	35,700	$1,257,676

	Shares or Principal Amount	Fair Value
COMMON STOCKS - Continued
HOTELS, RESTAURANTS & LEISURE — 0.3%
Marriott International, Inc. (Class A)	11,137	$833,159

ENERGY — 0.2%
PHI Group, Inc.(a)(b)(f)	26,711	$173,622
PHI Group, Inc., Restricted(a)(b)(c)(e)(f)	57,741	375,316
		$548,938

TOTAL COMMON STOCKS — 53.7% (Cost $177,811,211)		$162,038,563

CLOSED END FUND — 1.0%
Altaba Escrow(b)(c)(f) (Cost $1,293,263)	142,220	$2,915,510

LIMITED PARTNERSHIPS — 0.8%
Silverpeak Credit Opportunities LP(Credit)(b)(c)(f) (Cost $2,402,761)	2,445,508	$2,402,634

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
AGENCY — 0.6%
Federal Home Loan Mortgage Corp. K042 A1 — 2.267% 6/25/2024	$241,187	$246,066
Federal Home Loan Mortgage Corp. K024 A2 — 2.573% 9/25/2022	94,000	96,719
Government National Mortgage Association 2014-148 A — 2.650% 11/16/2043	175,493	177,367
Government National Mortgage Association 2010-161 B — 3.000% 7/16/2040	58,552	58,799
Government National Mortgage Association 2019-39 A — 3.100% 5/16/2059	1,094,073	1,123,861
Government National Mortgage Association 2011-9 C, VRN — 3.485% 9/16/2041(d)	41,696	42,019
		$1,744,831
AGENCY STRIPPED — 1.6%
Government National Mortgage Association 2014-171 IO — 0.634% 11/16/2055(d)	$14,421,020	$404,159
Government National Mortgage Association 2012-58 IO — 0.649% 2/16/2053(d)	9,865,752	204,433
Government National Mortgage Association 2012-79 IO — 0.655% 3/16/2053(d)	5,618,514	140,005
Government National Mortgage Association 2012-109 IO — 0.713% 10/16/2053(d)	11,018,029	264,481
Government National Mortgage Association 2015-19 IO — 0.733% 1/16/2057(d)	7,000,352	315,380
Government National Mortgage Association 2013-146 IO — 0.738% 11/16/2048(d)	13,684,292	369,596
Government National Mortgage Association 2015-86 IO — 0.741% 5/16/2052(d)	2,512,231	102,094
Government National Mortgage Association 2014-153 IO — 0.752% 4/16/2056(d)	10,241,532	429,992
Government National Mortgage Association 2014-187 IO — 0.753% 5/16/2056(d)	4,302,492	183,231
Government National Mortgage Association 2012-114 IO — 0.760% 1/16/2053(d)	12,751,713	522,986
Government National Mortgage Association 2013-74 IO — 0.803% 12/16/2053(d)	16,176,689	537,488
Government National Mortgage Association 2015-108 IO — 0.835% 10/16/2056(d)	6,507,567	300,712
Government National Mortgage Association 2015-114 IO — 0.886% 3/15/2057(d)	1,738,547	77,872
Government National Mortgage Association 2015-169 IO — 0.916% 7/16/2057(d)	2,070,226	114,456
Government National Mortgage Association 2016-65 IO — 0.982% 1/16/2058(d)	5,708,406	343,486
Government National Mortgage Association 2016-125 IO — 0.985% 12/16/2057(d)	3,142,717	189,960
Government National Mortgage Association 2016-106 IO — 1.015% 9/16/2058(d)	6,046,741	393,919
		$4,894,250

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
NON-AGENCY — 2.9%
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.117% 2/11/2041(d)	$52,100	$52,114
Citigroup Commercial Mortgage Trust 2013-GC11 A3 — 2.815% 4/10/2046	702,136	709,939
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	67,887	67,894
Citigroup Commercial Mortgage Trust 2017-C4 A2 — 3.190% 10/12/2050	408,000	418,559
COMM Mortgage Trust 2012-CR5 A3 — 2.540% 12/10/2045	739,333	741,000
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	138,811	140,697
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.045% 10/15/2031(d)(e)	19,325	18,376
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.045% 10/15/2031(d)(e)	226,000	210,430
COMM Mortgage Trust 2012-CR2 A4 — 3.147% 8/15/2045	231,000	233,988
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(e)	1,082,030	1,095,504
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(e)	287,000	285,438
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(e)	722,865	736,946
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	126,000	128,819
Latitude Management Real Estate Capita 2016-CRE2 A, 1M LIBOR + 1.700% — 3.329% 11/24/2031(d)(e)	56,083	55,288
UBS Commercial Mortgage Trust 2012-C1 A3 — 3.400% 5/10/2045	686,982	692,904
VNDO E Mortgage Trust 2012-6AVE A — 2.996% 11/15/2030(e)	86,000	87,074
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(e)	1,164,000	1,158,117
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	525,805	530,824
WFRBS Commercial Mortgage Trust 2012-C9 A3 — 2.870% 11/15/2045	264,442	264,998
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	972,000	981,078
WFRBS Commercial Mortgage Trust 2013-C11 A5 — 3.071% 3/15/2045	195,000	196,887
		$8,806,874

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $15,906,764)		$15,445,955

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.9%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.7%
Federal Home Loan Mortgage Corp. 4302 AE — 2.000% 11/15/2029	$219,564	$222,438
Federal Home Loan Mortgage Corp. 4162 P — 3.000% 2/15/2033	704,260	736,859
Federal Home Loan Mortgage Corp. 4664 TA — 3.000% 9/15/2037	110,491	113,649
Federal Home Loan Mortgage Corp. 4504 DN — 3.000% 10/15/2040	219,560	222,017
Federal Home Loan Mortgage Corp. 3862 MB — 3.500% 5/15/2026	324,000	340,511
Federal National Mortgage Association 4220 EH — 2.500% 6/15/2028	220,300	227,096
Federal National Mortgage Association 2011-61 B — 3.000% 7/25/2026	203,911	212,028
Federal National Mortgage Association 2017-30 G — 3.000% 7/25/2040	179,053	186,346
Federal National Mortgage Association 2013-93 PJ — 3.000% 7/25/2042	37,566	39,361
Federal National Mortgage Association 2017-16 JA — 3.000% 2/25/2043	453,654	467,420
Federal National Mortgage Association 2018-16 HA — 3.000% 7/25/2043	446,434	461,324
Federal National Mortgage Association 2011-98 VE — 3.500% 6/25/2026	329,000	335,077
Federal National Mortgage Association 2011-80 KB — 3.500% 8/25/2026	257,378	267,917
Federal National Mortgage Association 2017-45 KD — 3.500% 2/25/2044	299,271	308,362
Federal National Mortgage Association 2017-52 KC — 3.500% 4/25/2044	339,047	350,089
Federal National Mortgage Association 2017-59 DC — 3.500% 5/25/2044	479,062	492,672

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Federal National Mortgage Association 2003-78 B — 5.000% 8/25/2023	$110,877	$116,316
		$5,099,482
AGENCY POOL FIXED RATE — 1.3%
Federal Home Loan Mortgage Corp. J16678 — 3.000% 9/1/2026	$87,536	$91,813
Federal Home Loan Mortgage Corp. J17233 — 3.000% 11/1/2026	130,110	136,427
Federal Home Loan Mortgage Corp. J17544 — 3.000% 12/1/2026	119,215	125,339
Federal Home Loan Mortgage Corp. G16406 — 3.000% 1/1/2028	381,930	401,070
Federal Home Loan Mortgage Corp. G16620 — 3.000% 8/1/2028	161,432	169,572
Federal Home Loan Mortgage Corp. G16478 — 3.000% 5/1/2030	533,006	559,052
Federal Home Loan Mortgage Corp. G13122 — 5.000% 4/1/2023	97,912	101,736
Federal Home Loan Mortgage Corp. G13145 — 5.500% 4/1/2023	175,019	181,890
Federal National Mortgage Association AJ6973 — 3.000% 11/1/2026	29,864	31,306
Federal National Mortgage Association AJ9387 — 3.000% 12/1/2026	15,778	16,540
Federal National Mortgage Association AU3826 — 3.000% 12/1/2026	453,616	475,239
Federal National Mortgage Association AL1345 — 3.000% 2/1/2027	28,073	29,429
Federal National Mortgage Association AB4673 — 3.000% 3/1/2027	31,127	32,630
Federal National Mortgage Association AK9467 — 3.000% 3/1/2027	33,273	34,880
Federal National Mortgage Association AL4911 — 3.000% 10/1/2027	274,942	288,220
Federal National Mortgage Association AL4693 — 3.000% 8/1/2028	27,596	28,929
Federal National Mortgage Association MA3480 — 3.000% 8/1/2028	109,204	114,682
Federal National Mortgage Association MA3485 — 3.000% 9/1/2028	57,748	60,645
Federal National Mortgage Association 890837 — 3.000% 10/1/2028	323,588	339,316
Federal National Mortgage Association BM4299 — 3.000% 3/1/2030	553,031	579,738
Federal National Mortgage Association AE0286 — 5.000% 4/1/2025	108,313	112,860
Federal National Mortgage Association AL7725 — 5.000% 9/1/2025	128,428	133,692
		$4,045,005
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 2.9%
BRAVO Residential Funding Trust 2019-1 A1C — 3.500% 3/25/2058(e)	$507,791	$500,310
CIM Trust 2017-7 A, VRN — 3.000% 4/25/2057(d)(e)	513,953	501,465
CIM Trust 2018-R3 A1, VRN — 5.000% 12/25/2057(d)(e)	825,606	796,097
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.000% 1/25/2035(d)(e)	145,509	144,733
Finance of America HECM Buyout 2020-HB1 M1, VRN — 2.105% 2/25/2030(d)(e)	162,000	166,957
Finance of America HECM Buyout 2019-AB1 A — 2.656% 12/27/2049(e)	604,327	587,485
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.500% 5/25/2058(d)(e)	809,135	819,813
Nationstar HECM Loan Trust 2019-2A M1, VRN — 2.359% 11/25/2029(b)(d)(e)	125,000	120,341
Nationstar HECM Loan Trust 2018-2A M1, VRN — 3.552% 7/25/2028(b)(d)(e)	188,000	187,767
Nomura Resecuritization Trust 2016-1R 3A1 — 5.000% 9/28/2036(d)(e)	77,010	76,236
Towd Point Mortgage Trust 2016-3 A1 — 2.250% 4/25/2056(d)(e)	275,102	272,567
Towd Point Mortgage Trust 2015-5 A1B, VRN — 2.750% 5/25/2055(d)(e)	103,676	103,337
Towd Point Mortgage Trust 2017-2 A1, VRN — 2.750% 4/25/2057(d)(e)	886,083	883,808
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.000% 1/25/2058(d)(e)	635,136	637,035
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.250% 3/25/2058(d)(e)	1,026,146	1,035,362
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.250% 7/25/2058(d)(e)	999,787	1,009,060
Towd Point Mortgage Trust 2018-6 A1A, VRN — 3.750% 3/25/2058(d)(e)	994,985	1,016,080
		$8,858,453

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $17,813,079)		$18,002,940

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
ASSET-BACKED SECURITIES — 20.7%
AUTO — 6.6%
Ally Auto Receivables Trust 2019-3 A3 — 1.930% 5/15/2024	$1,155,000	$1,143,068
Ally Auto Receivables Trust 2018-3 A4 — 3.120% 7/17/2023	238,000	238,351
BMW Vehicle Owner Trust 2019-A A3 — 1.920% 1/25/2024	539,000	533,405
CarMax Auto Owner Trust 2019-3 A3 — 2.180% 8/15/2024	759,000	761,584
CarMax Auto Owner Trust 2018-1 A4 — 2.640% 6/15/2023	218,000	216,006
CarMax Auto Owner Trust 2019-1 A4 — 3.260% 8/15/2024	463,000	479,968
CarMax Auto Owner Trust 2019-1 B — 3.450% 11/15/2024	249,000	260,038
CarMax Auto Owner Trust 2018-4 A4 — 3.480% 2/15/2024	492,000	488,113
Credit Acceptance Auto Loan Trust 2017-3A B — 3.210% 8/17/2026(e)	941,000	934,713
First Investors Auto Owner Trust 2017-1A C — 2.950% 4/17/2023(e)	219,000	214,252
Ford Credit Auto Lease Trust 2020-A A4 — 1.880% 5/15/2023	251,000	243,620
Ford Credit Auto Lease Trust 2019-B A4 — 2.270% 11/15/2022	329,000	322,151
Ford Credit Auto Lease Trust 2019-B B — 2.360% 1/15/2023	549,000	537,732
Ford Credit Auto Owner Trust 2019-C A3 — 1.870% 3/15/2024	490,000	483,849
GM Financial Automobile Leasing Trust 2020-1 B — 1.840% 12/20/2023	209,000	195,165
Honda Auto Receivables Owner Trust 2020-1 A3 — 1.610% 4/22/2024	795,000	795,999
Honda Auto Receivables Owner Trust 2019-3 A3 — 1.780% 8/15/2023	556,000	539,473
Honda Auto Receivables Owner Trust 2019-4 A3 — 1.830% 1/18/2024	519,000	511,893
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.540% 3/21/2025	359,000	365,835
Honda Auto Receivables Owner Trust 2018-1 A4 — 2.780% 5/15/2024	918,000	916,202
Hyundai Auto Lease Securitization Trust 2020-A A4 — 2.000% 12/15/2023(e)	138,000	133,772
Hyundai Auto Lease Securitization Trust 2020-A B — 2.120% 5/15/2024(e)	116,000	109,118
Hyundai Auto Receivables Trust 2018-A A4 — 2.940% 6/17/2024	656,000	650,299
Mercedes-Benz Auto Lease Trust 2020-A A4 — 1.880% 9/15/2025	335,000	323,480
Mercedes-Benz Auto Lease Trust 2019-B A4 — 2.050% 8/15/2025	332,000	322,617
Mercedes-Benz Auto Receivables Trust 2019-1 A3 — 1.940% 3/15/2024	803,000	779,993
Mercedes-Benz Auto Receivables Trust 2018-1 A4 — 3.150% 10/15/2024	537,000	534,012
Nissan Auto Lease Trust 2020-A A4 — 1.880% 4/15/2025	407,000	393,006
Nissan Auto Receivables Owner Trust 2019-C A3 — 1.930% 7/15/2024	573,000	578,568
Nissan Auto Receivables Owner Trust 2019-A A3 — 2.900% 10/16/2023	96,000	97,880
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.160% 12/16/2024	451,000	449,814
Prestige Auto Receivables Trust 2019-1A B — 2.530% 1/16/2024(e)	294,000	293,501
Toyota Auto Receivables Owner Trust 2020-A A3 — 1.660% 5/15/2024	875,000	844,293
Toyota Auto Receivables Owner Trust 2019-C A3 — 1.910% 9/15/2023	186,000	184,005
Toyota Auto Receivables Owner Trust 2019-D A3 — 1.920% 1/16/2024	550,000	544,958
Volkswagen Auto Lease Trust 2019-A A4 — 2.020% 8/20/2024	263,000	261,772
Westlake Automobile Receivables Trust 2020-1A C — 2.520% 4/15/2025(e)	1,196,000	1,076,832
World Omni Auto Receivables Trust 2019-C A3 — 1.960% 12/16/2024	646,000	634,151
World Omni Auto Receivables Trust 2019-A B — 3.340% 6/16/2025	196,000	196,964
World Omni Automobile Lease Securitization Trust 2020-A A3 — 1.700% 1/17/2023	652,000	613,510
World Omni Automobile Lease Securitization Trust 2019-B A4 — 2.070% 2/18/2025	363,000	352,674
World Omni Automobile Lease Securitization Trust 2019-B B — 2.130% 2/18/2025	203,000	193,194
		$19,749,830
COLLATERALIZED LOAN OBLIGATION — 6.0%
Adams Mill CLO Ltd. 2014-1A B2R — 3.350% 7/15/2026(e)	$250,000	$249,066
B&M CLO Ltd. 2014-1A A2R, FRN, 3M USD LIBOR + 1.600% — 3.443% 4/16/2026(d)(e)	287,000	281,472

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 2.986% 10/17/2026(d)(e)	$261,791	$258,128
California Street CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(e)	427,000	426,858
Cerberus Corporate Credit Solutions Fund — 3.361% 10/15/2030(d)(e)	1,197,000	1,127,633
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 3.581% 4/15/2027(d)(e)	765,547	759,187
Cerberus Loan Funding XXI LP 2017-4A A, FRN,3M USD LIBOR + 1.450% — 3.281% 10/15/2027(d)(e)	776,890	762,195
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(e)	76,598	76,482
Elm Trust 2018-2A A2 — 4.605% 10/20/2027(e)	513,000	509,584
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN,3M USD LIBOR + 1.550% — 3.242% 11/15/2029(d)(e)	1,027,000	982,123
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN, 3M USD LIBOR + 7.250% — 8.942% 11/15/2029(d)(e)	328,000	163,997
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 8.231% 12/15/2028(d)	561,000	444,631
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R, 3M USD LIBOR + 0.90% — 2.719% 10/18/2027(d)(e)	943,865	900,573
Halcyon Loan Advisors Funding Ltd. 2015-1A AR, FRN, 3M USD LIBOR + 0.920% — 2.747% 4/20/2027(d)(e)	784,188	756,515
Halcyon Loan Advisors Funding Ltd. 2014-3A AR, 3M USD LIBOR + 1.100% — 2.902% 10/22/2025(d)(e)	163,901	161,069
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(e)	590,000	587,275
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(e)	910,000	903,292
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN, 3M USD LIBOR + 1.530% — 3.349% 10/20/2029(d)(e)	250,000	237,214
Ivy Hill Middle Market Credit Fund X Ltd. 10A A1AR, 3M USD LIBOR + 1.125% — 3.069% 7/18/2030(d)(e)	604,000	568,528
Nassau Ltd. 2017-IA A1AS, 3M USD LIBOR + 1.150%, FRN — 2.960% 10/15/2029(b)(d)(e)	775,000	734,850
Saranac CLO III Ltd. 2014-3A ALR, FRN, 3M USD LIBOR + 1.10% — 2.295% 6/22/2030(d)(e)	632,000	599,587
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 2.862% 5/15/2026(d)(e)	169,926	164,749
Sound Point CLO XVII Ltd. 2017-3A A1A, 3M USD LIBOR + 1.220%, FRN — 3.039% 10/20/2030(d)(e)	413,000	382,701
Sound Point CLO XVII Ltd. 2017-3A A1B, 3M USD LIBOR + 1.220%, FRN — 3.039% 10/20/2030(d)(e)	413,000	382,701
Telos CLO Ltd. 2014-5A A1R, FRN, 3M USD LIBOR + 0.950% — 2.786% 4/17/2028(d)(e)	827,195	800,864
Telos CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.300% — 3.136% 7/17/2026(d)(e)	349,333	337,708
Telos CLO Ltd. 2013-3A BR, 3M USD LIBOR + 2.000% — 3.836% 7/17/2026(d)(e)	550,000	523,244
THL Credit Wind River CLO Ltd. 2016-1A AR, FRN, 3M USD LIBOR + 1.05% — 2.881% 7/15/2028(d)(e)	640,000	620,368
VCO CLO LLC 2018-1A A, FRN, 3M USD LIBOR + 1.50% — 3.319% 7/20/2030(d)(e)	607,000	581,506
Venture XXV CLO Ltd. 2016-25A AR, 3M USD LIBOR + 1.230%, FRN — 3.049% 4/20/2029(d)(e)	554,000	533,449
Wellfleet CLO Ltd. 2016-1A AR, FRN, 3M USD LIBOR +0.910% — 2.729% 4/20/2028(d)(e)	629,000	609,476

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(e)	$110,580	$110,411
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(e)	58,237	58,024
Zais CLO 14 Ltd. 2020-14A A1A, 3M USD LIBOR + 1.400%, FRN — 1.000% 4/15/2032(d)(e)	1,098,000	1,032,119
Zais CLO 2 Ltd. 2014-2A A1BR — 2.920% 7/25/2026(e)	69,147	68,987
Zais CLO 7 LLC 2017-2A A, 3M USD LIBOR + 1.290%, FRN — 3.121% 4/15/2030(d)(e)	502,000	466,781
		$18,163,347
CREDIT CARD — 1.9%
American Express Credit Account Master Trust 2019-2 A — 2.670% 11/15/2024	$277,000	$284,642
American Express Credit Account Master Trust 2019-2 B — 2.860% 11/15/2024	879,000	877,091
American Express Credit Account Master Trust 2019-1 A — 2.870% 10/15/2024	512,000	526,104
Barclays Dryrock Issuance Trust 2019-1 A — 1.960% 5/15/2025	951,000	930,774
Discover Card Execution Note Trust 2019-A1 A1 — 3.040% 7/15/2024	134,000	138,031
Synchrony Card Funding LLC 2019-A2 A — 2.340% 6/15/2025	1,070,000	1,056,034
Synchrony Card Funding LLC 2019-A1 A — 2.950% 3/15/2025	783,000	781,741
Synchrony Card Issuance Trust 2018-A1 A1 — 3.380% 9/15/2024	1,279,000	1,235,478
		$5,829,895
EQUIPMENT — 4.3%
ARI Fleet Lease Trust 2019-A A2A — 2.410% 11/15/2027(e)	$385,000	$379,543
ARI Fleet Lease Trust 2018-A A3 — 2.840% 10/15/2026(e)	340,000	338,070
ARI Fleet Lease Trust 2018-B A3 — 3.430% 8/16/2027(e)	505,000	515,414
Ascentium Equipment Receivables 2019-2A A3 — 2.190% 11/10/2026(e)	709,000	670,498
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.450% 3/20/2023(e)	238,000	235,771
Chesapeake Funding II LLC 2017-4A C — 2.760% 11/15/2029(e)	222,000	218,879
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(e)	241,180	226,834
Dell Equipment Finance Trust 2019-2 A3 — 1.910% 10/22/2024(e)	265,000	257,492
Dell Equipment Finance Trust 2019-2 B — 2.060% 10/22/2024(e)	356,000	350,881
Enterprise Fleet Financing LLC 2020-1 A2 — 1.780% 12/22/2025(e)	412,000	408,954
GreatAmerica Leasing Receivables Funding LLC Series 2020-1 A3 — 1.760% 8/15/2023(e)	303,000	299,360
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.830% 6/17/2024(e)	210,000	204,181
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.890% 1/22/2024(e)	250,000	244,966
HPEFS Equipment Trust 2020-1A C — 2.030% 2/20/2030(e)	526,000	514,129
HPEFS Equipment Trust 2019-1A B — 2.320% 9/20/2029(e)	103,000	101,365
John Deere Owner Trust 2018-A A4 — 2.910% 1/15/2025	598,000	591,072
John Deere Owner Trust 2019 A A4 — 3.000% 1/15/2026	236,000	239,434
John Deere Owner Trust 2018-B A4 — 3.230% 6/16/2025	620,000	624,162
Kubota Credit Owner Trust 2018-1A A4 — 3.210% 1/15/2025(e)	110,000	110,072
NextGear Floorplan Master Owner Trust 2019-2A A2 — 2.070% 10/15/2024(e)	474,000	475,688
NextGear Floorplan Master Owner Trust 2019-1A A2 — 3.210% 2/15/2024(e)	240,000	225,879
NextGear Floorplan Master Owner Trust 2018-2A A2 — 3.690% 10/15/2023(e)	322,000	304,942
Prop Series 2017-1A — 5.300% 3/15/2042(b)	566,788	558,046
Verizon Owner Trust 2019 A A1A — 2.930% 9/20/2023	661,000	671,839
Verizon Owner Trust 2019 A B — 3.020% 9/20/2023	296,000	287,854

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Verizon Owner Trust 2019-C A1A — 1.940% 4/22/2024	$1,024,000	$964,785
Verizon Owner Trust 2019-C B — 2.060% 4/22/2024	684,000	653,917
Verizon Owner Trust 2019-B A1A — 2.330% 12/20/2023	108,000	108,585
Verizon Owner Trust 2019-B B — 2.400% 12/20/2023	701,000	688,480
Verizon Owner Trust 2018-1A B — 3.050% 9/20/2022(e)	553,000	541,637
Verizon Owner Trust 2018-A B — 3.380% 4/20/2023	593,000	581,500
Wheels SPV 2 LLC 2018-1A A3 — 3.240% 4/20/2027(e)	291,000	289,320
		$12,883,549
OTHER — 1.9%
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T3 AT3 — 2.512% 9/15/2052(e)	$520,000	$521,582
New Residential Mortgage LLC 2018-FNT1 A — 3.610% 5/25/2023(e)	525,039	507,651
New Residential Mortgage LLC 2018-FNT2 A — 3.790% 7/25/2054(e)	606,924	586,205
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(e)	250,065	246,869
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(e)	286,196	279,619
PFS Financing Corp. 2019-A A2 — 2.860% 4/15/2024(e)	314,000	304,671
PFS Financing Corp. 2018-B A — 2.890% 2/15/2023(e)	1,085,000	1,073,701
PFS Financing Corp. 2018-B B — 3.080% 2/15/2023(e)	191,000	186,044
PFS Financing Corp. 2018-D A — 3.190% 4/17/2023(e)	846,000	832,047
PFS Financing Corp. 2018-D B — 3.450% 4/17/2023(e)	421,000	407,874
PFS Financing Corp. 2018-F A — 3.520% 10/15/2023(e)	698,000	698,337
PFS Financing Corp. 2018-F B — 3.770% 10/15/2023(e)	126,000	125,326
		$5,769,926

TOTAL ASSET-BACKED SECURITIES (Cost $64,222,217)		$62,396,547

CORPORATE BONDS & NOTES — 0.6%
COMMUNICATIONS — 0.0%
Uber Technologies, Inc. — 8.000% 11/1/2026(e)	$128,000	$127,360

CONSUMER, CYCLICAL — 2.0%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$753	$778

CONSUMER, NON-CYCLICAL — 0.4%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 9.875% 6/30/2024(e)	$1,146,643	$1,097,910

ENERGY — 0.2%
Natural Resource Partners LP / NRP Finance Corp. — 9.125% 6/30/2025(e)	$484,000	$338,800
Gulfport Energy Corp. — 6.625% 5/1/2023	171,000	47,880
Gulfport Energy Corp. — 6.000% 10/15/2024	337,000	82,565
Gulfport Energy Corp. — 6.375% 5/15/2025	162,000	38,880
Gulfport Energy Corp. — 6.375% 1/15/2026	169,000	30,420
		$538,545

TOTAL CORPORATE BONDS & NOTES (Cost $1,955,081)		$1,764,593

CORPORATE BANK DEBT — 12.6%
ABG Intermediate Holding 2 LLC, 1M USD LIBOR + 3.500% — 4.500% 9/27/2024(c)	$342,000	$266,760
BJ Services Inc., 3M USD LIBOR + 7.000% — 8.910% 1/3/2023(b)(c)(f)	1,092,500	1,084,839

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Franchise Group New Holding LLC — 8.000% 5/14/2020(b)(c)(f)	$6,028,000	$5,927,200
Frontier Communications Corp., 1M USD LIBOR + 3.000% — 4.800% 2/27/2022(c)	631,000	599,450
General Nutrition Centers, Inc., 1M USD LIBOR + 7.000% — 7.990% 12/31/2022(c)	891,000	757,350
Hanjin International Corp., 1M USD LIBOR + 2.500% — 3.489% 10/18/2020(c)	248,000	193,440
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.863% 6/23/2023(c)	561,431	224,572
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 6.739% 12/22/2024(c)	291,563	266,780
MB2LTL, 2M USD LIBOR + 9.250% — 10.510% 11/30/2023(b)(c)	184,000	167,900
McDermott International, Inc., 1M USD LIBOR + 0.000% — 6.335% 5/10/2023(c)	650,000	390,000
McDermott Technology Americas, Inc., 3M USD LIBOR + 0.000% — 10.627% 10/21/2020(b)(c)(f)	7,846,000	7,022,170
McDermott Technology Americas, Inc., 3M USD LIBOR + 9.000% — 9.947% 10/21/2020(c)	1,988,930	1,790,037
McDermott Technology Americas, Inc., 1M USD LIBOR + 0.500% — 0.500% 5/4/2023(c)	4,165,000	1,124,550
McDermott Technology Americas, Inc. 3.250% — 7.250% 5/9/2025(c)	3,656,086	987,143
McDermott Technology Americas, Inc., 1M USD LIBOR + 10.000% — 11.900% 10/21/2021(b)(c)(f)	5,102,398	4,566,646
MEC Filo TL 1, 9.500% — 11.500% 2/12/2021(b)(c)(f)	3,305,000	3,305,000
Mediaco Holding, Inc. Class A, 1M USD LIBOR + 6.400% — 8.400% 11/25/2024(b)(c)(f)	3,742,125	3,707,330
OTGTL, 3M USD LIBOR + 7.000% — 8.744% 8/23/2021(b)(c)	677,000	616,693
PHI, Inc., 1M USD LIBOR + 7.000% — 8.000% 9/4/2024(c)	1,212,000	1,139,280
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500% — 5.950% 8/16/2023(c)	595,423	476,339
Steenbok Lux Finco 2 Sarl PIK Term A1 — 0.000% 12/31/2021	2,047,000	1,981,075
Transform SR Holdings LLC Term Loan B, 1M USD LIBOR + 7.250% — 8.897% 2/12/2024	81,140	73,837
Windstream Corp., 1M USD LIBOR + 0.000% — 7.500% 2/17/2024(c)	482,000	294,020
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 5.450% 9/9/2021(c)	671,976	641,737
ZW1L, 3M USD LIBOR + 5.000% — 6.780% 11/16/2022(b)(c)	357,975	327,390
ZW2L, 3M USD LIBOR + 9.000% — 10.800% 11/16/2023(b)(c)	82,491	75,252

TOTAL CORPORATE BANK DEBT (Cost $43,570,917)		$38,006,790

TOTAL BONDS & DEBENTURES — 44.9% (Cost $143,468,058)		$135,616,825

TOTAL INVESTMENT SECURITIES — 100.4% (Cost $324,975,293)		$302,973,532

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS
State Street Bank Repurchase Agreement — 0.00% 4/1/2020
(Dated 03/31/2020, repurchase price of $17,266,000, collateralized by $16,220,000 principal amount U.S. Treasury Notes — 2.75% 2023, fair value $17,616,653)	$17,266,000	$17,266,000

TOTAL SHORT-TERM INVESTMENTS — 5.7% (Cost $17,266,000)		$17,266,000

TOTAL INVESTMENTS — 106.1% (Cost $342,241,293)		$320,239,532
Other Assets and Liabilities, net — (6.1)%		(18,490,971)
NET ASSETS — 100.0% — NOTE 2		$301,748,561

(a)	Non-income producing security.
(b)	Investments categorized as a significant unobservable input (Level 3) (See Note 6 of the Notes to Financial Statements).
(c)

Restricted securities. These restricted securities constituted 13.80% of total net assets at March 31, 2020, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

(d)

Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2020. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)

These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund’s fair value procedures. These securities constituted 10.43% of total net assets at March 31, 2020.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

March 31, 2020

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 3.500% — 4.500% 9/27/2024	3/06/2020	$333,450	$266,760	0.09%
Altaba Escrow	9/27/2019	1,293,263	2,915,510	0.97%
BJ Services Inc., 3M USD LIBOR + 7.000% — 8.910% 1/3/2023	1/28/2019	1,084,839	1,084,839	0.36%
Franchise Group New Holding LLC — 8.000% 5/14/2020	2/14/2020	5,927,199	5,927,200	1.96%
Frontier Communications Corp., 1M USD LIBOR + 3.000% — 4.800% 2/27/2022	12/10/2019	608,915	599,450	0.20%
General Nutrition Centers, Inc., 1M USD LIBOR + 7.000% — 7.990% 12/31/2022	12/21/2018	890,805	757,350	0.25%
Hanjin International Corp., 1M USD LIBOR + 2.500% — 3.489% 10/18/2020	10/31/2019, 03/09/2020	244,060	193,440	0.06%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.863% 6/23/2023	10/04/2017, 10/05/2017, 10/06/2017, 10/11/2017, 11/19/2018, 11/27/2018	545,811	224,572	0.07%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 6.739% 12/22/2024	08/11/2017	289,571	266,780	0.09%
MB2LTL, 2M USD LIBOR + 9.250% — 10.510% 11/30/2023	12/02/2016, 01/31/2017	182,310	167,900	0.06%
McDermott International, Inc., 1M USD LIBOR + 0.000% — 6.335% 5/10/2023	11/12/2019	482,050	390,000	0.13%
McDermott Technology Americas, Inc., 3M USD LIBOR + 0.000% — 10.627% 10/21/2020	2/14/2020	7,846,000	7,022,170	2.33%
McDermott Technology Americas, Inc., 3M USD LIBOR + 9.000% — 9.947% 10/21/2020	2/14/2020	1,988,930	1,790,037	0.59%
McDermott Technology Americas, Inc., 1M USD LIBOR + 10.000% — 11.900% 10/21/2021	10/31/2019, 11/07/2019, 11/12/2019, 12/05/2019, 12/23/2019, 12/30/2019	5,188,305	4,566,646	1.51%
McDermott Technology Americas, Inc., 1M USD LIBOR + 0.500% — 0.500% 5/4/2023	09/27/2019, 09/30/2019, 10/04/2019, 11/12/2019	2,606,200	1,124,550	0.37%
McDermott Technology Americas, Inc., 3.250% — 7.250% 5/9/2025	09/19/2019, 09/25/2019, 09/26/2019, 10/24/2019, 10/29/2019, 10/30/2019, 11/01/2019, 11/04/2019, 11/05/2019, 11/13/2019, 11/14/2019, 11/15/2019, 11/22/2019, 11/26/2019	2,256,683	987,143	0.33%
MEC Filo TL 1, 9.500% — 11.50% 2/12/2021	11/07/2019	3,281,968	3,305,000	1.10%
Mediaco Holding, Inc. Class A, 1M USD LIBOR + 6.400% — 8.400% 11/25/2024	11/25/2019, 12/12/2019, 12/13/2019, 12/18/2019, 12/31/2019	3,706,856	3,707,330	1.23%

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a% of Net Assets
OTGTL, 3M USD LIBOR + 7.000% — 8.744% 8/23/2021	08/26/2016, 02/28/2017, 05/26/2017, 06/14/2017, 08/26/2017, 08/30/2017, 11/30/2017, 01/26/2018, 03/08/2018, 05/09/2018, 05/15/2018, 06/13/2018, 07/13/2018, 08/17/2018, 10/10/2018	$672,330	$616,693	0.20%
PHI Group, Inc., Restricted	08/19/2019	479,828	375,316	0.12%
PHI, Inc., 1M USD LIBOR + 7.000% — 8.000% 9/4/2024	12/05/2019	1,193,820	1,139,280	0.38%
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500% — 5.950% 8/16/2023	11/18/2019	589,858	476,339	0.16%
Silverpeak Credit Opportunities LP	11/18/2019	2,402,761	2,402,634	0.80%
Windstream Corp., 1M USD LIBOR + 0.000% — 7.500% 2/17/2024	01/07/2020, 02/14/2020	459,307	294,020	0.10%
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 5.450% 9/9/2021	09/08/2016, 05/22/2017, 10/18/2017, 03/06/2020, 03/10/2020	670,525	641,737	0.21%
ZW1L, 3M USD LIBOR + 5.000% — 6.780% 11/16/2022	11/17/2016	356,248	327,390	0.11%
ZW2L, 3M USD LIBOR + 9.000% — 10.800% 11/16/2023	11/17/2016	81,744	75,252	0.02%
TOTAL RESTRICTED SECURITIES		$45,663,636	$41,645,338	13.80%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$33,089,749	—	—	$33,089,749
Semiconductor Devices	17,274,988	—	—	17,274,988
Cable & Satellite	14,990,047	—	—	14,990,047
Industrial Distribution & Rental	11,313,723	—	—	11,313,723
Diversified Banks	10,341,424	—	—	10,341,424
Cement & Aggregates	9,281,149	—	—	9,281,149
P&C Insurance	6,783,743	—	—	6,783,743
Investment Companies	6,162,141	—	—	6,162,141
Electrical Components	5,547,467	—	—	5,547,467
Infrastructure Software	5,338,484	—	—	5,338,484
E-Commerce Discretionary	4,667,784	—	—	4,667,784
Banks	4,499,299	—	—	4,499,299
Midstream - Oil & Gas	4,192,203	—	—	4,192,203
Internet Based Services	3,648,508	—	—	3,648,508
Base Metals	3,168,811	—	—	3,168,811
Application Software	2,903,776	—	—	2,903,776
Insurance Brokers	2,703,190	—	—	2,703,190
Railroad Rolling Stock	2,702,066	—	—	2,702,066
Medical Equipment	2,428,890	—	—	2,428,890
Real Estate Owners & Developers	1,859,620	—	—	1,859,620
Commercial & Residential Building Equipment & Systems	1,778,678	—	—	1,778,678
Auto Parts	1,729,477	—	—	1,729,477
Food & Drug Stores	1,591,962	—	—	1,591,962
Apparel, Footwear & Accessory Design	1,401,611	—	—	1,401,611
Telecom Carriers	1,257,676	—	—	1,257,676
Hotels, Restaurants & Leisure	833,159	—	—	833,159
Energy	—	—	$548,938	548,938
Closed End Fund	—	—	2,915,510	2,915,510
Limited Partnership	—	—	2,402,634	2,402,634
Commercial Mortgage-Backed Securities
Agency	—	$1,744,831	—	1,744,831
Agency Stripped	—	4,894,250	—	4,894,250
Non-Agency	—	8,806,874	—	8,806,874
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	5,099,482	—	5,099,482
Agency Pool Fixed Rate	—	4,045,005	—	4,045,005
Non-Agency Collateralized Mortgage Obligation	—	8,550,345	308,108	8,858,453
Asset-Backed Securities
Auto	—	19,749,830	—	19,749,830
Collateralized Loan Obligation	—	17,428,497	734,850	18,163,347
Credit Card	—	5,829,895	—	5,829,895
Equipment	—	12,325,503	558,046	12,883,549
Other	—	5,769,926	—	5,769,926
Corporate Bonds & Notes	—	1,764,593	—	1,764,593
Corporate Bank Debt	—	11,206,370	26,800,420	38,006,790
Short-Term Investment	—	17,266,000	—	17,266,000
	$161,489,625	$124,481,401	$34,268,506	$320,239,532

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended  March 31,2020:

Investments	Beginning Value at December 31, 2019	Net Realized and Unrealized Gains (Losses)*		Purchases	(Sales)	Gross Transfers In (Out)		Ending Value at March 31, 2020	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2020
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$1,121,175	$(17,01	7)	—	$(516,673)	$(279,37	7)	$308,108	—
Asset-Backed Securities Collateralized Loan Obligation	—	(40,150)		$775,000	—	—		734,850	(40,150)
Asset-Backed Securities Equipment	579,343	566		—	(21,863)	—		558,046	552
Corporate Bank Debt	9,707,633	(819,371)		13,672,471	(326,959)	4,566,646		26,800,420	941,805
Common Stocks	548,938	—		—	—	—		548,938	—
Limited Partnerships	2,445,508	—		—	(42,874)	—		2,402,634	(127)
Closed End Fund	2,871,422	44,088		—	—	—		2,915,510	44,088
	$17,274,019	$(831,884)		$14,447,471	$(908,369)	$4,287,269		$34,268,506	$946,168

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment. Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Level 1 and 2.

There were transfers of $587,485 out of Level 3 and into Level 2 and $4,874,754 out of Level 2 and into Level 3 during the period ended March 31, 2020. Transfers out were due to change from single broker quoted to vendor priced.

The following table summarized the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of March 31, 2020:

Financial Assets	Fair Value at March 31, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stock	$548,938	Restricted Assets (a)	Quotes/Prices	$6.50

Closed-End Fund	$2,915,510	Restricted Assets (a)	Quotes/Prices	$20.50

Residential Mortgage-Backed Securities - Non-Agency Collateralized Mortgage Obligation	$308,108	Third-Party Broker Quote (b)	Quotes/Prices	$96.27 - $99.88

Asset-Backed Securities - Collateralized Loan Obligation	$734,850	Third-Party Broker Quote (b)	Quotes/Prices	$94.82

Asset-Backed Securities - Equipment	$558,046	Third-Party Broker Quote (b)	Quotes/Prices	$98.46

Corporate Bank Debt	$1,187,235	Pricing Vendor	Prices	$91.09 - $91.46
	$10,719,369	Pricing Model (c)	Amortized Cost	$98.33 - $99.30
	$3,305,000	Most Recent Capitalization (Funding) (d)	Cost	$100.00
	$11,588,816	Pricing Model (e)	Market Comparable Vendor Pricing	$89.50

Limited Partnerships	$2,402,634	Most Recent Capitalization (Funding) (d)	Cost	$98.25

(a)  The fair value is based on the recent trade activity obtained from market makers in this security.

(b)  The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(c)  The Pricing Model technique for Level 3 securities involves amortized cost. If the financials condition of the underlying assets were to deteriorate, of if the market comparables were to fall, the value of this investment could be lower.

(d) The significant unobservable inputs used in the fair value measurement are based on the most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment could be lower.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2020 (excluding short-term investments), was $ 327,771,304 for federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$19,774,728
Gross unrealized depreciation:	(44,572,500)
Net unrealized depreciation:	$(24,797,772)